Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 172	$ 189
Cost of goods sold	112	113
Selling, general and administrative expenses	35	36
Trade receivables	8		$ 11
Trade payables	101		105
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	230	177
Cost of goods sold	86	$ 102
Trade receivables	141		113
Trade payables	$ 103		$ 108